Share capital (Details 1) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Balance at beginning	£ 69,874	£ 63,713	£ 46,840
Deferred consideration re: acquisition of Q Chip Limited 1 Jul 2016 (in pound per share)			£ 2.67
Deferred consideration re: acquisition of Q Chip Limited 1 Jul 2016			£ 200
Placing and Open Offer (costs shown in note 15) 31 Oct 2016 (in pound per share)			£ 1.1
Placing and Open Offer (costs shown in note 17) 31 Oct 2016			£ 16,673
Share issue to SIPP trustee (see note 27) 19 May 2017 (in pound per share)		£ 0.00005
Share issue to SIPP trustee (see note 28) 19 May 2017
Placing and Open Offer (shown in note 15) 16 October 2017 (in pound per share)		£ 0.5
Placing and Open Offer (shown in note 15) 16 October 2017		£ 6,157
Share issue to SIPP trustee (see note 27) 1 August 2018 (in pound per share)	£ 0.00005
Share issue to SIPP trustee (see note 27) 1 August 2018
Share issue to SIPP trustee (see note 27) 7 November 2017 (in pound per share)		£ 0.00005
Share issue to SIPP trustee (see note 28) 7 November 2017
Balance at end	£ 69,870	£ 69,874	£ 63,713
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning (in shares)	61,084,135	48,699,456	33,467,504
Deferred consideration re: acquisition of Q Chip Limited 1 Jul 2016 (in shares)			74,908
Placing and Open Offer (costs shown in note 15) 31 Oct 2016 (in shares)			15,157,044
Share issue to SIPP trustee (see note 27) 19 May 2017 (in shares)		20,000
Placing and Open Offer (shown in note 15) 16 October 2017 (in shares)		12,314,679
Share issue to SIPP trustee (see note 27) 1 August 2018 (in shares)	100,000
Share issue to SIPP trustee (see note 27) 7 November 2017 (in shares)		50,000
Balance at end (in shares)	61,184,135	61,084,135	48,699,456
Deferred Shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning (in shares)	1,000,001	1,000,001	1,000,001
Deferred consideration re: acquisition of Q Chip Limited 1 Jul 2016 (in shares)
Placing and Open Offer (costs shown in note 15) 31 Oct 2016 (in shares)
Share issue to SIPP trustee (see note 27) 19 May 2017 (in shares)
Placing and Open Offer (shown in note 15) 16 October 2017 (in shares)
Share issue to SIPP trustee (see note 27) 1 August 2018 (in shares)
Share issue to SIPP trustee (see note 27) 7 November 2017 (in shares)
Balance at end (in shares)	1,000,001	1,000,001	1,000,001